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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ];     Amendment Number: ___________

This Amendment (Check only one): [ ] is a restatement.

                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fountainhead Partners, L.P.

Address: 2201 E. Lamar, Ste. 260
         Arlington, TX 76006

From 13F File Number: 28-10642

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: L. Scott Rand
Title: Chief Investment Officer
Phone: 817-649-2100

Signature, Place, and Date of Signing:


L. Scott Rand                          Arlington, TX   November 6, 2006
------------------------------------   [City]          [Date]
[Signature]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:        37
Form 13F Information Table Value Total:   146,185
                                          (thousands)

List of Other Included Managers

Provide a number list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

              COLUMN 1            COLUMN 2         COLUMN 3  COLUMN 4  COLUMN 5            COLUMN 6  COLUMN 7          COLUMN 8
              --------            --------         --------  --------- --------            --------  ---------         --------
                                                               VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
           NAME OF ISSUER      TITLE OF CLASS        CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION  MANAGERS      SOLE SHARED NONE
           --------------      --------------        -----   --------- --------  --- ---- ----------  --------     ----- ------ ----
Advanta                      COMMON CL A           007942105       440    12,942 SH       SOLE        N/A         12,942
Aeropostale                  COMMON                007865108     2,207    75,500 SH       SOLE        N/A         75,500
Applied Materials            COMMON                038222105     7,801   440,000 SH       SOLE        N/A        440,000
Aramark Corp                 COMMON CL B           038521100     3,549   108,000 SH       SOLE        N/A        108,000
Bally Total Fitness          COMMON                05873K108       127    84,000 SH       SOLE        N/A         84,000
Bandag Inc                   COMMON CL A           059815308     3,753   108,000 SH       SOLE        N/A        108,000
Blockbuster                  COMMON CL A           093679108     4,224 1,100,000 SH       SOLE        N/A      1,100,000
Blockbuster                  COMMON CL B           093679207       508   144,000 SH       SOLE        N/A        144,000
Charming Shoppes             COMMON                161133103     6,503   455,400 SH       SOLE        N/A        455,400
Cisco Systems                COMMON                17275R102     6,434   280,000 SH       SOLE        N/A        280,000
Culp Inc                     COMMON                230215105     5,754 1,051,900 SH       SOLE        N/A      1,051,900
Cypress Semiconductor        COMMON                232806109     2,754   155,000 SH       SOLE        N/A        155,000
EMC Corp                     COMMON                268648102    11,860   990,000 SH       SOLE        N/A        990,000
Extreme Networks             NOTE 3.500% 12/2006   30226DAB2     1,489 1,500,000 PRN      SOLE        N/A      1,500,000
Foundry Networks Inc         COMMON                35063R100     6,575   500,000 SH       SOLE        N/A        500,000
Gamestop Corp                COMMON CL B           36467W208     1,788    40,000 SH       SOLE        N/A         40,000
Goodrich Corp                COMMON                382388106     5,106   126,000 SH       SOLE        N/A        126,000
Ingersoll-Rand Co Ltd        COMMON CL A           G4776G101       760    20,000 SH       SOLE        N/A         20,000
International Rectifier Corp NOTE 4.250% 7/2007    460254AE5     3,950 4,000,000 PRN      SOLE        N/A      4,000,000
International
Business Machines            COMMON                459200101     2,049    25,000 SH       SOLE        N/A         25,000
Labor Ready Inc              COMMON                505401208     2,676   168,000 SH       SOLE        N/A        168,000
Liberty Media Holding Corp   CAP COM SER B         53071M302    11,783   141,000 SH       SOLE        N/A        141,000
Liberty Media Holding Corp   INT COM SER A         53071M104     5,136   252,000 SH       SOLE        N/A        252,000
Lincare                      COMMON                532791100     8,047   232,300 SH       SOLE        N/A        232,300
Linear Technology Corp       COMMON                535678106     1,245    40,000 SH       SOLE        N/A         40,000
Magma Design Automation      COMMON                559181102     2,939   323,000 SH       SOLE        N/A        323,000
Molex Inc                    COMMON CL A           608554200     5,924   180,000 SH       SOLE        N/A        180,000
Nasdaq 100 Tr                COMMON                631100104       932     2,700     CALL SOLE        N/A          2,700
Oracle Corp                  COMMON                68389X105     3,477   196,000 SH       SOLE        N/A        196,000
Pier 1 Imports Inc           Note 6.375% 2/15/2036 720279AH1     1,437 1,500,000 PRN      SOLE        N/A      1,500,000
Radioshack Corp              COMMON                750438103     1,891    98,000 SH       SOLE        N/A         98,000
RTI International Metals     COMMON                74973W107     2,615    60,000 SH       SOLE        N/A         60,000
Staples                      COMMON                855030102     1,946    80,000 SH       SOLE        N/A         80,000
Symantec Corp                COMMON                871503108     6,810   320,000 SH       SOLE        N/A        320,000
Triad Hospitals              COMMON                89579K109     2,642    60,000 SH       SOLE        N/A         60,000
Triquint Semiconductor       NOTE 4.000% 3/2007    89674KAB9     4,959 5,000,000 PRN      SOLE        N/A      5,000,000
Williams Sonoma              COMMON                969904101     4,535   140,000 SH       SOLE        N/A        140,000